CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment		$ 6,717	$ 6,879
Intangible assets		3,244	4,152
Investments and derivatives		99	305
Deferred tax assets		228	186
Other assets		216	179
Total non-current assets		10,504	11,701
Current assets
Inventories		111	111
Trade and other receivables		690	572
Investments and derivatives	[1]	86	90
Current income tax assets		70	73
Other current assets		344	335
Cash and cash equivalents	[1]	2,252	1,669
Total current assets		3,553	2,850
Non-current assets or disposal groups classified as held for sale		1,864	0
Total assets		15,921	14,551
Equity
Equity attributable to equity owners of the parent		586	163
Non-controlling interests		919	850
Total equity		1,505	1,013
Non-current liabilities
Debt and derivatives		9,404	8,832
Provisions		87	141
Deferred tax liabilities		115	127
Other liabilities		36	28
Total non-current liabilities		9,642	9,128
Current liabilities
Trade and other payables	[1]	2,031	1,946
Debt and derivatives	[1]	1,242	1,255
Provisions		109	151
Current income tax payables		228	175
Other liabilities		773	883
Total current liabilities		4,383	4,410
Liabilities associated with assets held for sale		391	0
Total equity and liabilities		$ 15,921	$ 14,551

[1]	* Certain comparative amounts have been reclassified, refer to Note 24 for further details.